Shareholder's Equity Shareholder's Equity (Schedule of share repurchases) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Share Repurchases [Abstract]
Total number of shares repurchased	13.4	89.1	113.2
Average price paid per share	$ 75.82	$ 74.99	$ 67.15
Total cash paid for share repurchases	$ 1,015	$ 6,683	$ 7,600